Corporate Information - Subsidiaries (Details)		6 Months Ended	12 Months Ended
	Jan. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lilium Aviation US Inc.
Disclosure of subsidiaries [line items]
Proportion of interest in subsidiary		100.00%	100.00%
Lilium Aviation Inc.
Disclosure of subsidiaries [line items]
Proportion of interest in subsidiary			100.00%
Lilium Schweiz GmbH
Disclosure of subsidiaries [line items]
Proportion of interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Lilium Aviation UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Lilium eAircraft GmbH
Disclosure of subsidiaries [line items]
Proportion of interest in subsidiary		100.00%	100.00%